CONCENTRATIONS (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Top Five Customer [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	29.00%	29.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	10.00%		10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Top Five Receivables [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	21.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Top Five Customers [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			26.00%
Purchases [Member] | Suppliers Concentration Risk [Member] | Five Unrelated Suppliers [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	32.00%	100.00%
Purchases [Member] | Suppliers Concentration Risk [Member] | No Supplier [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	10.00%
Purchases [Member] | Suppliers Concentration Risk [Member] | Supplier One [Member]
Concentration Risk [Line Items]
Concentration of risk percentage		83.00%
Purchases [Member] | Suppliers Concentration Risk [Member] | Supplier Two [Member]
Concentration Risk [Line Items]
Concentration of risk percentage		15.00%